Stock Option Plan and Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Significant Assumptions	The significant assumptions used in these calculations are summarized as follows:

	Three Months Ended March 31,
	2021	2020
Expected term (in years)	5.5 - 6.6	6.0 - 6.1
Expected volatility	92.0% - 94.2%	96.4% - 96.5%
Expected dividend rate	0.0%	0.0%
Risk free interest rate	0.53% - 0.73%	1.4%
Stock price	$27.42 - $36.28	$1.66
The significant assumptions used in these calculations are summarized as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Expected term (in years)	5.1 - 6.4	5.7 - 6.1
Expected volatility	91.0% - 96.5%	86.7% - 101.1%
Expected dividend rate	0.0%	0.0%
Risk free interest rate	0.3% - 1.4%	1.6% - 2.6%
Stock price	$1.66 - $16.21	$1.53 - $1.66

Schedule of Stock Option Activity
The following table summarizes option award activity during the three months ended March 31, 2021:

	Number of Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	1,418,267	$3.05
Granted	578,572	$35.62
Exercised	—	$—
Forfeited	(14,000)	$4.12
Outstanding as of March 31, 2021	1,982,839	$12.55	9.2	$69,289,358
Options vested and expected to vest as of March 31, 2021	1,982,839	$12.55
Vested and exercisable at March 31, 2021	299,720	$1.44	7.7	$13,803,431

The following table summarizes option award activity for the year ended December 31, 2020 and 2019:

	Number of Stock Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	354,212	$0.64
Granted	295,500	$1.59
Exercised	(77,062)	$0.46
Forfeited	(115,500)	$0.83
Outstanding as of December 31, 2019	457,150	$1.24
Granted	1,018,950	$3.76
Exercised	(37,842)	$1.11
Forfeited	(19,991)	$1.58
Outstanding as of December 31, 2020	1,418,267	$3.05	9.2	$34,562,932
Options vested and expected to vest as of December 31, 2020	1,418,267	$3.05
Vested and exercisable at December 31, 2020	227,126	$1.11	7.6	$5,975,399

Schedule of Restricted Stock Activity
Activity with respect to restricted stock during the three months ended March 31, 2021 was as follows:

	Number of Shares Underlying Outstanding Restricted Stock	Weighted- Average Grant Date Fair Value
Unvested, December 31, 2020	157,031	$0.0001
Vested	(157,031)	$0.0001
Unvested, March 31, 2021	—

Activity with respect to restricted stock for the year ended December 31, 2020 and 2019 was as follows:

	Number of Shares Underlying Outstanding Restricted Stock	Weighted- Average Grant Date Fair Value
Unvested, January 1, 2019	3,925,781	$0.0001
Vested	(1,884,375)	$0.0001
Unvested, December 31, 2019	2,041,406	$0.0001
Vested	(1,884,375)	$0.0001
Unvested, December 31, 2020	157,031	$0.0001

Schedule of Stock Based Compensation Expense
The following sets forth the total stock-based compensation expense for the Company’s stock options included in the Company’s condensed statement of operations:

	Three Months Ended March 31,
(in thousands)	2021	2020
Research and development	$497	$5
General and administrative	839	14
Total stock-based compensation expense	$1,336	$19

The following sets forth the total stock-based compensation expense for the Company’s stock options included in the Company’s statement of operations:

(in thousands)	Year Ended December 31, 2020	Year Ended December 31, 2019
Research and development	$174	$75
General and administrative	195	35
Total stock-based compensation expense	$369	$110